Corporate Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 05, 2018
Corporate Information (Details) [Line Items]
Description of shares received upon spin-off	Cementos Pacasmayo S.A.A. (hereinafter the “Company”) was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation. Its shares are listed on the Lima Stock Exchange and the New York Stock Exchange.
Percentage of holding interests in subsidiary	100.00%
Description of short term loan maturity	the beginning of the nationwide state of emergency we drew on a bank overdraft line and short-term loans as a precautionary measure in order to cover our working capital needs witch were replaced with two loans each of US$18,000,000 with maturity in July 2021 and annual interest rate of 2.50% and two loans each of S/79,500,000 with maturity in January 2022 and annual interest rate of 2.92%.
Loans paid (in Dollars)	$ 18,000,000
Disbursement to acquire certain assets (in Dollars)			$ 12,335,000
Inversiones ASPI S.A. [Member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary	50.01%	50.01%
Subsidiaries [member]
Corporate Information (Details) [Line Items]
Percentage of holding interests in subsidiary	100.00%